III. Financial Risk Management - Proportions of Variable-rate and Fixed-rate Debt (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 728,762	$ 330,933
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date	[1]	$ 497,889	$ 187,036
Concentration risk (as a percent)	[1]	68.00%	57.00%
Floating interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Significant borrowings as of closing date		$ 230,873	$ 143,897
Concentration risk (as a percent)		32.00%	43.00%

[1]	Out of the $497.9 million fixed rate borrowings, $479 million are short-term.